Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Receivables [Line Items]
Trade and other receivables, current	$ 1,509,513,355	$ 688,185,127
Non-current receivables	691,147,645	515,786,340
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,586,535,818	767,900,561
Non-current receivables	703,330,626	515,856,801
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,437,903,199	694,597,739
Non-current receivables	529,584,066	442,941,968
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	165,196,456	74,471,160
Portfolio By Type | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,742,604	22,450,779
Portfolio By Type | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13,545,981	9,642,258
Portfolio By Type | Gross Carrying Amount [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	19,943,245	9,167,019
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,455,008	13,722,247
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,258,067	11,648,433
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,059,092	8,508,022
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,660,914	10,709,953
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	91,914,939	88,040,199
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,063,126,893	446,237,669
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	143,536,076	53,529,239
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,891,588	5,068,187
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,258,816	1,699,828
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,773,438	555,824
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13,785,800	529,143
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,520,362	1,642,032
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,046,533	780,749
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,266,126	1,662,418
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,367,989	15,654,777
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	654,985,092	239,206,312
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	143,493,478	53,489,015
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,872,845	5,048,035
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,125,060	1,679,005
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,752,139	526,570
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13,778,132	486,746
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,518,658	1,536,563
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,044,829	731,150
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,264,422	1,624,299
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	16,640,911	14,964,404
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	650,526,145	236,623,099
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	42,598	40,224
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	18,743	20,152
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	133,756	20,823
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	21,299	29,254
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,668	42,397
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,704	105,469
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,704	49,599
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,704	38,119
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	727,078	690,373
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,458,947	2,583,213
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	886,431,820	320,328,509
Non-current receivables	45,059,200	98,464,396
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	881,016,619	316,708,886
Non-current receivables	45,059,200	98,464,396
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Other Consumers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,415,201	3,619,623
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	18,101,908	19,835,491
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,558,472	1,106,430
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,217,205	16,325,577
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,633,811	1,057,015
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,129,766	7,235,270
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,157,399	707,160
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,390,564	8,300,078
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	779,243	311,117
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,192,733	12,429,263
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	476,475	763,841
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,355,613	9,387,515
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	382,092	618,886
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,717,495	6,807,075
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	295,064	920,198
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,201,773	8,523,150
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	193,015	524,385
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	71,424,509	69,647,684
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,122,441	2,737,738
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	348,967,768	189,612,249
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	59,174,033	17,419,108
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	787,279	15,120,780
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	47,387	44,195
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,075,417	2,552,779
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		23,701
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	508,243	85,892
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,881	17,999
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	488,532	3,960,872
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	547,488	2,145,245
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		16,533
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	199,112	1,573,146
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		251
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	429,147	1,129,274
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		251
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	341,610	550,515
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,288,119	5,993,031
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	35,302,143	20,575,913
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	906,322	716,411
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,354,678	232,715
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,538	52,853
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,527,830	1,046,052
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	963	52,838
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,892,330	1,083,543
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	352
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,616,578	2,020,578
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	136	98,152
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,205,937	2,331,301
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	136	184,138
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	825,758	2,639,648
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	136	154,373
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	525,530	1,292,120
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		459,433
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	757,769	3,007,788
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		67,504
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,337,122	9,948,731
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	667,757	410,752
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,845,237	462,080
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,815,122	1,268,633
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	14,959,951	4,481,996
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,507,547	1,009,382
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,613,958	12,726,746
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,632,848	980,476
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,729,193	6,237,619
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,155,166	689,161
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,285,454	2,318,628
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	779,107	212,965
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,439,308	7,952,717
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	476,339	563,170
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,330,743	5,174,721
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	381,956	464,262
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,762,818	4,385,681
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	295,064	460,514
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,102,394	4,964,847
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	193,015	456,881
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	48,799,268	53,705,922
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,454,684	2,326,986
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	311,820,388	169,498,416
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	54,452,589	15,434,064
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	480,699,334	348,103,352
Non-current receivables	368,918	371,113
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	70,772,045	26,165,878
Non-current receivables	484,155,948	344,106,459
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	46,967,090	53,515,663
Non-current receivables	304,946	245,408
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	955,590	819,341
Non-current receivables	7,550,856	359,355
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	28,888,769	23,140,396
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,488,140	2,748,676
Non-current receivables	25,518,329	5,200,844
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	404,843,475	271,447,293
Non-current receivables	63,972	125,705
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	65,328,315	22,597,861
Non-current receivables	$ 451,086,763	$ 338,546,260